Other Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Other Accounts Receivable and Prepaid Expenses [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2025	2024

Governmental authorities	$848	$628
Prepaid expenses	982	1,033
Others	206	158
	$2,036	$1,819